Subsidiary Notes Payable - Schedule of Convertible Notes Outstanding (Details) - Convertible notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes [Roll Forward]
Beginning balance	$ 260	$ 248	$ 2,696
Gross principal - issuance of notes - financing activity			393
Accrued interest on convertible notes - finance costs	12	13	60
Changes in fair value - finance costs			502
Deconsolidation			(3,403)
Forgiveness of debt – entity dissolution – finance income	(273)
Ending balance	0	260	248
Knode
Convertible Notes [Roll Forward]
Beginning balance	104	99	94
Gross principal - issuance of notes - financing activity			0
Accrued interest on convertible notes - finance costs	5	5	5
Changes in fair value - finance costs			0
Deconsolidation			0
Forgiveness of debt – entity dissolution – finance income	(109)
Ending balance	0	104	99
Appeering
Convertible Notes [Roll Forward]
Beginning balance	156	149	141
Gross principal - issuance of notes - financing activity			0
Accrued interest on convertible notes - finance costs	7	8	8
Changes in fair value - finance costs			0
Deconsolidation			0
Forgiveness of debt – entity dissolution – finance income	(164)
Ending balance	0	156	149
Sonde
Convertible Notes [Roll Forward]
Beginning balance	0	0	2,461
Gross principal - issuance of notes - financing activity			393
Accrued interest on convertible notes - finance costs	0	0	48
Changes in fair value - finance costs			502
Deconsolidation			(3,403)
Forgiveness of debt – entity dissolution – finance income	0
Ending balance	$ 0	$ 0	$ 0